PARNASSUS GROWTH EQUITY FUND
Portfolio of Investments as of September 30, 2023 (unaudited)

Equities			Shares	Market Value ($)

Biotechnology (1.0%)
Vertex Pharmaceuticals Inc. θ			664	230,899

Capital Markets (4.5%)
Ares Management Corp., Class A			5,104	525,049
S&P Global Inc.			1,444	527,652
				1,052,701

Chemicals (3.6%)
Linde plc			905	336,977
The Sherwin-Williams Co.			1,943	495,562
				832,539

Diversified Financial Services (6.1%)
Adyen N.V. ADR θ			50,142	371,051
Visa Inc.			4,535	1,043,095
				1,414,146

Entertainment (0.8%)
Netflix Inc. θ			518	195,597

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.			833	470,612

Food Products (1.2%)
Hershey Co.			1,328	265,706

Health Care Equipment & Supplies (2.8%)
Boston Scientific Corp. θ			7,673	405,134
DexCom Inc. θ			2,626	245,006
				650,140

Health Care Providers & Services (2.7%)
UnitedHealth Group Inc.			1,237	623,683

Hotels, Restaurants & Leisure (4.4%)
Airbnb Inc., Class A θ			1,522	208,834
Marriott International Inc. Ω			2,376	467,027
Yum! Brands Inc.			2,813	351,456
				1,027,317

Interactive Media & Services (6.8%)
Alphabet Inc., Class A θ			12,029	1,574,115

IT Services (1.0%)
Cloudflare Inc., Class A θ			3,499	220,577

Life Sciences Tools & Services (4.4%)
Danaher Corp.			2,013	499,425
Thermo Fisher Scientific Inc.			1,024	518,318
				1,017,743

Machinery (1.4%)
Deere & Co.			858	323,792

Media (2.1%)
Charter Communications Inc., Class A θ			1,093	480,723

Multiline Retail (5.5%)
Amazon.com Inc. θ			10,089	1,282,514

Pharmaceuticals (4.1%)
AstraZeneca plc, ADR			3,325	225,169
Eli Lilly & Co.			1,364	732,645
				957,814

Road & Rail (2.5%)
Canadian Pacific Kansas City Ltd.			3,520	261,923
Old Dominion Freight Line Inc.			765	312,992
				574,915

Semiconductors & Semiconductor Equipment (8.4%)
Advanced Micro Devices Inc. θ			3,106	319,359
Applied Materials Inc.			3,169	438,748
NVIDIA Corp.			2,020	878,680
Taiwan Semiconductor Manufacturing Co. Ltd., ADR			3,691	320,748
				1,957,535

Software (23.9%)
Adobe Inc. θ			1,901	969,320
Intuit Inc.			1,494	763,344
Microsoft Corp.			7,058	2,228,564
Palo Alto Networks Inc. θ			1,848	433,245
Procore Technologies Inc. θ			7,686	502,050
Salesforce Inc. θ			3,162	641,190
				5,537,713

Specialty Retail (1.6%)
Ulta Beauty Inc. θ			912	364,298

Technology Hardware, Storage & Peripherals (4.8%)
Apple Inc.			6,478	1,109,098

Textiles, Apparel & Luxury Goods (1.3%)
LVMH Moët Hennessy Louis Vuitton, ADR			2,022	305,545

Trading Companies & Distributors (2.0%)
Ferguson plc			2,867	471,535

Total investment in equities (98.9%)
(cost $20,134,335)				$22,941,257.00

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (1.4%)
SEB, Stockholm	4.68%	10/02/2023;@	$332,728.00	$332,728.00

Total short-term securities (1.4%)
(cost $332,728)				$332,728.00

Total securities (100.3%)
(cost $20,467,063)				$23,273,985.00

Other assets and liabilities (-0.3%)				-$74,515.00

Total net assets (100.0%)				23,199,470

θ This security is non-income producing.

Ω Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the
Investment Securities Act of 1940.

N.V. Naamloze Vennootschap

ADR American Depositary Receipt

plc Public Limited Company